Changes in the Number of Shares and the Aggregate Amount of Preferred Stock (Detail) (JPY ¥) In Millions, except Share data	12 Months Ended																		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Preferred stock	Mar. 31, 2010 Preferred stock	Mar. 31, 2009 Preferred stock	Mar. 31, 2011 Preferred stock Stock Issued	Mar. 31, 2010 Preferred stock Stock Issued	Mar. 31, 2009 Preferred stock Stock Issued	Mar. 31, 2011 Preferred stock Stock Issued Eleventh series class XI preferred stock		Mar. 31, 2010 Preferred stock Stock Issued Eleventh series class XI preferred stock		Mar. 31, 2009 Preferred stock Stock Issued Eleventh series class XI preferred stock		Mar. 31, 2011 Preferred stock Stock Issued Thirteenth series class XIII preferred stock	Mar. 31, 2010 Preferred stock Stock Issued Thirteenth series class XIII preferred stock	Mar. 31, 2008 Preferred stock Stock Issued Thirteenth series class XIII preferred stock	Mar. 31, 2011 Preferred stock Eleventh series class XI preferred stock		Mar. 31, 2010 Preferred stock Eleventh series class XI preferred stock		Mar. 31, 2009 Preferred stock Eleventh series class XI preferred stock		Mar. 31, 2011 Preferred stock Thirteenth series class XIII preferred stock	Mar. 31, 2010 Preferred stock Thirteenth series class XIII preferred stock	Mar. 31, 2009 Preferred stock Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Issued at beginning of year				951,442,000	951,442,000	980,430													914,752,000	[1]	914,752,000	[1]	943,740	[1]	36,690,000	36,690,000	36,690
Net change																				[1]
Cancelled			(276,500)			(28,988)																[1]	(28,988)	[1]
Allotment	391,000,000	195,600,000				950,490,558																	913,837,248	[1]			36,653,310
Issued at end of year				951,442,000	951,442,000	951,442,000													914,752,000	[1]	914,752,000	[1]	914,752,000	[1]	36,690,000	36,690,000	36,690,000
Balance at beginning of fiscal year	¥ 3,332,018	¥ 1,037,180		¥ 535,971	¥ 948,641	¥ 980,430	¥ 951,442	¥ 951,442	¥ 980,430	¥ 914,752	[1]	¥ 914,752	[1]	¥ 943,740	[1]	¥ 36,690	¥ 36,690	¥ 36,690
Net change				(82,395)	(412,670)	(31,789)					[1]		[1]
Cancelled									(28,988)					(28,988)	[1]
Balance at end of fiscal year	¥ 4,035,356	¥ 3,332,018	¥ 1,037,180	¥ 453,576	¥ 535,971	¥ 948,641	¥ 951,442	¥ 951,442	¥ 951,442	¥ 914,752	[1]	¥ 914,752	[1]	¥ 914,752	[1]	¥ 36,690	¥ 36,690	¥ 36,690

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.